Virgin Galactic Business Combination (Narrative) (Details) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Oct. 25, 2019 USD ($) $ / shares shares	Oct. 23, 2019 USD ($) $ / shares shares	Sep. 09, 2019 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares) | shares	196,001,038			209,240,972	196,001,038	0
Shares issued (in shares) | shares	15,750,000
Share repurchased, value | $	$ 52,100
Underwriting fees | $	21,900
Stock sold, aggregate consideration | $	20,000
Cash award, compensation expense | $	9,900
RSUs granted to employees (in shares) | shares				283,801	1,795,209
Cash held in trust account | $	$ 453,000
Restricted stock units
Business Acquisition [Line Items]
Stock-based compensation expense | $				$ 1,300	$ 500
VGH
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Shares issued for each share converted (in shares) | shares	1
Common Class A
Business Acquisition [Line Items]
Number of shares redeemed (in shares) | shares		12,106,110	3,771,178
Value of stock redeemed | $		$ 125,700	$ 39,100
Stock redeemed, price per share (in dollars per share) | $ / shares		$ 10.39	$ 10.37
Common Class A | SCH
Business Acquisition [Line Items]
Common stock exercised (in shares) | shares			15,877,288
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Conversion ratio	1
Common Class B | SCH
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Conversion ratio	1
Common stock, shares outstanding (in shares) | shares	17,250,000
Common Stock | Vieco US
Business Acquisition [Line Items]
Stock sold (in shares) | shares	130,000,000
Shares repurchased, price per share (in dollars per share) | $ / shares	$ 10.00
Common Stock | Boeing
Business Acquisition [Line Items]
Stock sold (in shares) | shares	1,924,402
Common Stock | Chief Executive Officer | SCH
Business Acquisition [Line Items]
Stock sold (in shares) | shares	10,000,000
Stock sold, price per share (in dollars per share) | $ / shares	$ 10.00
Merger Agreement
Business Acquisition [Line Items]
Merger consideration | $	$ 1,300,000
Number of shares repurchased (in shares) | shares	5,209,562
Shares repurchased, price per share (in dollars per share) | $ / shares	$ 10.00
Transaction costs | $					52,900
Transaction costs settled in cash | $	$ 25,100
Transaction costs, settled with stock, value | $	$ 4,900
Transaction costs, settled with stock, shares (in shares) | shares	413,486
Stock-based compensation expense | $					$ 4,900
Merger Agreement | Shares issued to settle transactions costs
Business Acquisition [Line Items]
Transaction costs | $	$ 30,000
Merger Agreement | Director | SCH | Restricted stock units
Business Acquisition [Line Items]
RSUs granted to employees (in shares) | shares	1,500,000